Goodwill and Other Intangible Assets, Net (Tables) - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets, Net (Tables) [Line Items]
Schedule of Reconciliation of Changes in Goodwill	The following table provides a reconciliation of changes in goodwill for the years indicated:
Balance as of January 1, 2024
Goodwill	$8,167
Accumulated impairment loss	(6,968)
1,199
Additions from new business combinations (Note 18)	1,670
Currency translation adjustments	(50)
Balance as of December 31, 2024
Goodwill	9,787
Accumulated impairment loss	(6,968)
2,819
Currency translation adjustments	1
Balance as of December 31, 2025
Goodwill	9,788
Accumulated impairment loss	(6,968)
$2,820

Schedule of Intangible Assets, Net Consisted of the Following

The Group’s other intangible assets, net consisted of the following:

	As of December 31, 2025
(in thousands, except years)	Weighted Average Remaining Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Other Intangible Assets, Net
Fee Generating Contracts	5.50	$15,400	$(7,839)	$7,561
Software	1.85	5,194	(858)	4,336
		$20,594	$(8,697)	$11,897

	As of December 31, 2024
(in thousands, except years)	Weighted Average Remaining Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Other Intangible Assets, Net
Fee Generating Contracts	6.49	$15,393	$(7,063)	$8,330
Software	2.10	3,421	(638)	2,783
		$18,814	$(7,701)	$11,113

Schedule of Expected Future Amortization Expense

As of December 31, 2025, the expected future amortization expense for intangible assets was as follows:

Amortization Expense
2026	$2,421
2027	2,227
2028	1,981
2029	1,561
2030	1,336
Thereafter	2,371
Total expected future amortization expense	$11,897